Income tax expense/(credit) (Details) - USD ($)		12 Months Ended
	Jun. 10, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Applicable tax rate	25.00%
Provision for income tax		$ 7,147,104	$ 3,732,744	$ (1,937,558)
Hong Kong
Income Tax Disclosure [Line Items]
Applicable tax rate		16.50%	16.50%
Provision for income tax				0
United Kingdom
Income Tax Disclosure [Line Items]
Applicable tax rate		19.00%
Provision for income tax		$ 0	$ 0	$ 0